OTHER REAL ESTATE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance		$ 738	[1]	$ 1,715	[1]	$ 1,178
Loans transferred to other real estate		253	[1]	332	[1]	2,242
Sales of other real estate		(745)	[1]	(1,161)	[1]	(1,438)
Additions to valuation allowance charged to expense		(11)	[1]	(148)	[1]	(267)
Balance at end of year, net of valuation allowance	[1]	235		738		1,715
Other repossessed assets		10		30
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		90		92		144
Additions charged to expense		11		148		267
Direct write-downs upon sale		(70)		(150)		(319)
Balance at end of year		31		90		$ 92
Foreclosed residential real estate		200		700
Mortgage loans in process of foreclosure		600		300
Other real estate and repossessed assets		$ 245		$ 766

[1]	Table excludes other repossessed assets totaling $0.01 million and $0.03 million at December 31, 2021 and 2020, respectively.